PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

The Company owned equipment recorded at cost which consisted of the following as of March 31, 2014 and December 31, 2013:

	2014	2013
Computer equipment	$22,360	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	33,448	33,448
Accumulated depreciation	(19,760)	(18,391)
Property and equipment, net	$13,688	$15,057

Depreciation expense was $1,369 and $1,407 for the three months ended March 31, 2014 and 2013, respectively.

The Company owned equipment recorded at cost which consisted of the following as of December 31, 2013 and 2012:

	2013	2012
Computer equipment	$22,360	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	33,448	33,448
Accumulated depreciation	(18,391)	(12,763)
Property and equipment, net	$15,057	$20,685

Depreciation expense was $5,628 and $5,476 for the years ended December 31, 2013 and 2012, respectively.